Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Financial Instruments Carried at Fair Value on Recurring Basis
The following tables present the financial instruments carried at fair value at Dec. 31, 2018 and Dec. 31, 2017, by caption on the consolidated balance sheet and by the three-level valuation hierarchy. We have included credit ratings information in certain of the tables because the information indicates the degree of credit risk to which we are exposed, and significant changes in ratings classifications could result in increased risk for us.

Assets measured at fair value on a recurring basis at Dec. 31, 2018					Total carrying value
(dollars in millions)	Level 1	Level 2	Level 3	Netting (a)
Available-for-sale securities:
Agency RMBS	$—	$25,308	$—	$—	$25,308
U.S. Treasury	20,076	—	—	—	20,076
Sovereign debt/sovereign guaranteed	6,613	4,137	—	—	10,750
Agency commercial MBS	—	9,691	—	—	9,691
CLOs	—	3,364	—	—	3,364
Supranational	—	2,984	—	—	2,984
Foreign covered bonds	—	2,878	—	—	2,878
State and political subdivisions	—	2,247	—	—	2,247
Other asset-backed securities	—	1,773	—	—	1,773
U.S. government agencies	—	1,657	—	—	1,657
Non-agency commercial MBS	—	1,464	—	—	1,464
Non-agency RMBS (b)	—	1,325	—	—	1,325
Corporate bonds	—	1,054	—	—	1,054
Other debt securities	—	1,238	—	—	1,238
Total available-for-sale securities	26,689	59,120	—	—	85,809
Trading assets:
Debt instruments	801	2,594	—	—	3,395
Equity instruments (c)	1,114	—	—	—	1,114
Derivative assets not designated as hedging:
Interest rate	7	3,583	—	(2,202)	1,388
Foreign exchange	—	4,807	—	(3,724)	1,083
Equity and other contracts	9	59	—	(13)	55
Total derivative assets not designated as hedging	16	8,449	—	(5,939)	2,526
Total trading assets	1,931	11,043	—	(5,939)	7,035
Other assets:
Derivative assets designated as hedging:
Interest rate	—	23	—	—	23
Foreign exchange	—	266	—	—	266
Total derivative assets designated as hedging	—	289	—	—	289
Other assets (d)	68	170	—	—	238
Other assets measured at NAV (d)					215
Total other assets	68	459	—	—	742
Subtotal assets of operations at fair value	28,688	70,622	—	(5,939)	93,586
Percentage of assets of operations prior to netting	29%	71%	—%
Assets of consolidated investment management funds	210	253	—	—	463
Total assets	$28,898	$70,875	$—	$(5,939)	$94,049
Percentage of total assets prior to netting	29%	71%	—%

Liabilities measured at fair value on a recurring basis at Dec. 31, 2018					Total carrying value
(dollars in millions)	Level 1	Level 2	Level 3	Netting (a)
Trading liabilities:
Debt instruments	$1,006	$118	$—	$—	$1,124
Equity instruments	75	—	—	—	75
Derivative liabilities not designated as hedging:
Interest rate	12	3,104	—	(2,508)	608
Foreign exchange	—	5,215	—	(3,626)	1,589
Equity and other contracts	1	118	—	(36)	83
Total derivative liabilities not designated as hedging	13	8,437	—	(6,170)	2,280
Total trading liabilities	1,094	8,555	—	(6,170)	3,479
Long-term debt (c)	—	371	—	—	371
Other liabilities – derivative liabilities designated as hedging:
Interest rate	—	74	—	—	74
Foreign exchange	—	14	—	—	14
Total other liabilities – derivative liabilities designated as hedging	—	88	—	—	88
Subtotal liabilities of operations at fair value	1,094	9,014	—	(6,170)	3,938
Percentage of liabilities of operations prior to netting	11%	89%	—%
Liabilities of consolidated investment management funds	2	—	—	—	2
Total liabilities	$1,096	$9,014	$—	$(6,170)	$3,940
Percentage of total liabilities prior to netting	11%	89%	—%

(a)
ASC 815, Derivatives and Hedging, permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting is applicable to derivatives not designated as hedging instruments included in trading assets or trading liabilities and derivatives designated as hedging instruments included in other assets or other liabilities. Netting is allocated to the derivative products based on the net fair value of each product.

(b)	Includes $832 million in Level 2 that was included in the former Grantor Trust.

(c)	Includes certain interests in securitizations.

(d)	Includes seed capital, private equity investments and other assets.

Assets measured at fair value on a recurring basis at Dec. 31, 2017					Total carrying value
(dollars in millions)	Level 1	Level 2	Level 3	Netting (a)
Available-for-sale securities:
Agency RMBS	$—	$23,819	$—	$—	$23,819
U.S. Treasury	15,263	—	—	—	15,263
Sovereign debt/sovereign guaranteed	9,919	2,638	—	—	12,557
Agency commercial MBS	—	8,762	—	—	8,762
State and political subdivisions	—	2,957	—	—	2,957
CLOs	—	2,909	—	—	2,909
Foreign covered bonds	—	2,529	—	—	2,529
Supranational	—	2,079	—	—	2,079
Non-agency RMBS (b)	—	1,578	—	—	1,578
Non-agency commercial MBS	—	1,360	—	—	1,360
Corporate bonds	—	1,255	—	—	1,255
Other asset-backed securities	—	1,043	—	—	1,043
U.S. government agencies	—	908	—	—	908
Other RMBS	—	149	—	—	149
Other debt securities	—	1,412	—	—	1,412
Money market funds (c)	963	—	—	—	963
Total available-for-sale securities	26,145	53,398	—	—	79,543
Trading assets:
Debt instruments	690	1,910	—	—	2,600
Equity instruments (c)	654	—	—	—	654
Derivative assets not designated as hedging:
Interest rate	9	6,430	—	(5,075)	1,364
Foreign exchange	—	5,104	—	(3,720)	1,384
Equity and other contracts	—	70	—	(50)	20
Total derivative assets not designated as hedging	9	11,604	—	(8,845)	2,768
Total trading assets	1,353	13,514	—	(8,845)	6,022
Other assets:
Derivative assets designated as hedging:
Interest rate	—	278	—	—	278
Foreign exchange	—	45	—	—	45
Total derivative assets designated as hedging	—	323	—	—	323
Other assets (d)	144	170	—	—	314
Other assets measured at NAV (d)					154
Total other assets	144	493	—	—	791
Subtotal assets of operations at fair value	27,642	67,405	—	(8,845)	86,356
Percentage of assets of operations prior to netting	29%	71%	—%
Assets of consolidated investment management funds	322	409	—	—	731
Total assets	$27,964	$67,814	$—	$(8,845)	$87,087
Percentage of total assets prior to netting	29%	71%	—%

Liabilities measured at fair value on a recurring basis at Dec. 31, 2017					Total carrying value
(dollars in millions)	Level 1	Level 2	Level 3	Netting (a)
Trading liabilities:
Debt instruments	$979	$80	$—	$—	$1,059
Equity instruments	149	—	—	—	149
Derivative liabilities not designated as hedging:
Interest rate	4	6,349	—	(5,495)	858
Foreign exchange	—	5,067	—	(3,221)	1,846
Equity and other contracts	—	153	—	(81)	72
Total derivative liabilities not designated as hedging	4	11,569	—	(8,797)	2,776
Total trading liabilities	1,132	11,649	—	(8,797)	3,984
Long-term debt (c)	—	367	—	—	367
Other liabilities – derivative liabilities designated as hedging:
Interest rate	—	534	—	—	534
Foreign exchange	—	266	—	—	266
Total other liabilities – derivative liabilities designated as hedging	—	800	—	—	800
Subtotal liabilities of operations at fair value	1,132	12,816	—	(8,797)	5,151
Percentage of liabilities of operations prior to netting	8%	92%	—%
Liabilities of consolidated investment management funds	1	1	—	—	2
Total liabilities	$1,133	$12,817	$—	$(8,797)	$5,153
Percentage of total liabilities prior to netting	8%	92%	—%

(a)
ASC 815, Derivatives and Hedging, permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting is applicable to derivatives not designated as hedging instruments included in trading assets or trading liabilities and derivatives designated as hedging instruments included in other assets or other liabilities. Netting is allocated to the derivative products based on the net fair value of each product.

(b)	Includes $1,091 million in Level 2 that was included in the former Grantor Trust.

(c)	Includes certain interests in securitizations.

(d)	Includes private equity investments and seed capital.

Details Of Certain Items Measured At Fair Value on Recurring Basis

Details of certain available-for-sale securities measured at fair value on a recurring basis	Dec. 31, 2018						Dec. 31, 2017
	Total carrying value		Ratings (a)				Total carrying value		Ratings (a)
			AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower			AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower
(dollars in millions)		(b)						(b)
Non-agency RMBS (c), originated in:
2007	$315		15%	2%	3%	80%	$419		13%	3%	—%	84%
2006	363		—	19	—	81	467		—	17	—	83
2005	396		9	1	7	83	509		6	2	6	86
2004 and earlier	251		16	24	11	49	332		3	2	31	64
Total non-agency RMBS	$1,325		9%	11%	5%	75%	$1,727	(d)	6%	6%	8%	80%
Non-agency commercial MBS, originated in:
2009-2018	$1,464		96%	4%	—%	—%	$1,309		94%	6%	—%	—%
2005	—		—	—	—	—	51		100	—	—	—
Total non-agency commercial MBS	$1,464		96%	4%	—%	—%	$1,360		94%	6%	—%	—%
Foreign covered bonds:
Canada	$1,524		100%	—%	—%	—%	$1,659		100%	—%	—%	—%
United Kingdom	529		100	—	—	—	103		100	—	—	—
Australia	333		100	—	—	—	265		100	—	—	—
Sweden	187		100	—	—	—	136		100	—	—	—
Other	305		100	—	—	—	366		100	—	—	—
Total foreign covered bonds	$2,878		100%	—%	—%	—%	$2,529		100%	—%	—%	—%
Sovereign debt/sovereign guaranteed:
United Kingdom	$2,153		100%	—%	—%	—%	$3,052		100%	—%	—%	—%
Germany	1,826		100	—	—	—	1,586		100	—	—	—
France	1,548		100	—	—	—	2,046		100	—	—	—
Spain	1,365		—	—	100	—	1,635		—	—	100	—
Italy	939		—	—	100	—	1,292		—	—	100	—
Netherlands	875		100	—	—	—	1,027		100	—	—	—
Ireland	625		—	100	—	—	843		—	100	—	—
Hong Kong	450		100	—	—	—	—		—	—	—	—
Canada	378		100	—	—	—	—		—	—	—	—
Belgium	260		100	—	—	—	803		100	—	—	—
Other (e)	331		68	—	—	32	273		50	—	—	50
Total sovereign debt/sovereign guaranteed	$10,750		72%	6%	21%	1%	$12,557		69%	7%	23%	1%

(a)	Represents ratings by S&P or the equivalent.

(b)
At Dec. 31, 2018 and Dec. 31, 2017, sovereign debt/sovereign guaranteed securities were included in Level 1 and Level 2 in the valuation hierarchy. All other assets in the table are Level 2 assets in the valuation hierarchy.

(c)	Includes $832 million at Dec. 31, 2018 and $1,091 million at Dec. 31, 2017 that were included in the former Grantor Trust.

(d)	Includes other RMBS.

(e)	Includes non-investment grade sovereign debt/sovereign guaranteed securities related to Brazil of $107 million at Dec. 31, 2018 and $136 million at Dec. 31, 2017.

Assets Measured at Fair Value on Nonrecurring Basis
The following table presents the financial instruments carried on the consolidated balance sheet by caption and level in the fair value hierarchy as of Dec. 31, 2018 and Dec. 31, 2017, for which a nonrecurring change in fair value has been recorded in the respective year.

Assets measured at fair value on a nonrecurring basis	Dec. 31, 2018				Dec. 31, 2017
				Total carrying value				Total carrying value
(in millions)	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
Loans (a)	$—	$64	$4	$68	$—	$73	$6	$79
Other assets (b)	—	57	—	57	—	4	—	4
Total assets at fair value on a nonrecurring basis	$—	$121	$4	$125	$—	$77	$6	$83

(a)
The fair value of these loans decreased $1 million in both 2018 and 2017, based on the fair value of the underlying collateral, as required by guidance in ASC 310, Receivables, with an offset to the allowance for credit losses.

(b)	Includes non-readily marketable equity securities carried at cost with upward or downward adjustments and other assets received in satisfaction of debt.

Summary of Financial Instruments Not Carried at Fair Value
The following tables present the estimated fair value and the carrying amount of financial instruments not carried at fair value on the consolidated balance sheet at Dec. 31, 2018 and Dec. 31, 2017, by caption on the consolidated balance sheet and by the valuation hierarchy.

Summary of financial instruments	Dec. 31, 2018
(in millions)	Level 1	Level 2	Level 3	Total estimated fair value	Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$—	$67,988	$—	$67,988	$67,988
Interest-bearing deposits with banks	—	14,168	—	14,168	14,148
Federal funds sold and securities purchased under resale agreements	—	46,795	—	46,795	46,795
Securities held-to-maturity	5,512	27,790	—	33,302	33,982
Loans (a)	—	55,142	—	55,142	55,161
Other financial assets	5,864	1,383	—	7,247	7,247
Total	$11,376	$213,266	$—	$224,642	$225,321
Liabilities:
Noninterest-bearing deposits	$—	$70,783	$—	$70,783	$70,783
Interest-bearing deposits	—	165,914	—	165,914	167,995
Federal funds purchased and securities sold under repurchase agreements	—	14,243	—	14,243	14,243
Payables to customers and broker-dealers	—	19,731	—	19,731	19,731
Commercial paper	—	1,939	—	1,939	1,939
Borrowings	—	3,584	—	3,584	3,584
Long-term debt	—	28,347	—	28,347	28,792
Total	$—	$304,541	$—	$304,541	$307,067

(a)	Does not include the leasing portfolio.

Summary of financial instruments	Dec. 31, 2017
(in millions)	Level 1	Level 2	Level 3	Total estimated fair value	Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$—	$91,510	$—	$91,510	$91,510
Interest-bearing deposits with banks	—	11,982	—	11,982	11,979
Federal funds sold and securities purchased under resale agreements	—	28,135	—	28,135	28,135
Securities held-to-maturity	11,365	29,147	—	40,512	40,827
Loans (a)	—	60,219	—	60,219	60,082
Other financial assets	5,382	1,244	—	6,626	6,626
Total	$16,747	$222,237	$—	$238,984	$239,159
Liabilities:
Noninterest-bearing deposits	$—	$82,716	$—	$82,716	$82,716
Interest-bearing deposits	—	160,042	—	160,042	161,606
Federal funds purchased and securities sold under repurchase agreements	—	15,163	—	15,163	15,163
Payables to customers and broker-dealers	—	20,184	—	20,184	20,184
Commercial paper	—	3,075	—	3,075	3,075
Borrowings	—	2,931	—	2,931	2,931
Long-term debt	—	27,789	—	27,789	27,612
Total	$—	$311,900	$—	$311,900	$313,287

(a)	Does not include the leasing portfolio.

Summary of the Carrying Amount, Notional Amount and Unrealized Gain (Loss) of Hedged Financial Instruments
The table below summarizes the carrying amount of the hedged financial instruments, the notional amount of the hedge and the unrealized gain (loss) (estimated fair value) of the derivatives.

Hedged financial instruments	Carrying amount	Notional amount of hedge
			Unrealized (a)
(in millions)			Gain	(Loss)
Dec. 31, 2018
Securities available-for-sale (b)	$19,349	$19,437	$24	$(74)
Long-term debt	16,147	16,600	—	—
Dec. 31, 2017
Securities available-for-sale	$12,307	$12,365	$102	$(301)
Long-term debt	23,821	23,950	175	(233)

(a)
Unrealized gain/loss amounts reflect the fact that certain of the derivatives are cleared and settled through central clearing counterparties where cash collateral received and paid is deemed a settlement of the derivative.

(b)	Includes foreign exchange fair value hedges with a carrying value of $148 million, a notional amount of $147 million and unrealized gains of $1 million.